Financial Assets and Financial Liabilities - Summary Of Trade And Other Financial Payables (Detail) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Financial Assets And Liabilities [Abstract]
Suppliers	€ 30,411	€ 36,538
Personnel (salaries payable)	5,269	5,843
Customer advances	1,268	2,700
Total	€ 36,948	€ 45,081